Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
Schedule of Measure the Fair Value of the Option at Grant Date

The following inputs were used to measure the fair value of the option at grant date:

		March 24, 2022	January 22, 2024	February 5, 2024
(i)	Expected volatility	52%	144.83%	143.98%
(ii)	Dividend rate	0%	0%	0%
(iii)	Expected term (vesting period)	Three years	Three years	Three years
(iv)	Contractual life	Ten years	Ten years	Ten years
(v)	Free risk rate	2.79%-2.80%	4.03%-4.07%	4.16%

Schedule of Options to Services Providers and Advisers Outstanding

The options to services providers and advisers outstanding as December 31, 2024, 2023 and 2022 were as follows:

	Year ended December 31, 2024		Year ended December 31, 2023		Year ended December 31, 2022
	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	105,111	4.085	114,512	3.058	87,833	0.37
Reclassified to employees and directors	-	-	-	-	-	-
Granted	80,000	3.779	-	-	29,400	10.84
Exercised	-	-	9,401	0.367	(2,721)	0.37
Forfeited	-	-	-	-	-	-
Options outstanding	185,111	3.359	105,111	4.085	114,512	3.058
Options exercisable	162,154	3.251	94,242	3.267	82,257	0.37
Share-based payment expenses	$66		$19		$54

The options to employees and directors outstanding as of December 31, 2024, 2023 and 2022 were as follows:

	Year ended December 31, 2024		Year ended December 31, 2023		Year ended December 31, 2022
	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	357,689	0.37	386,260	0.37	448,120	0.37
Granted	30,000	3.56	-	-		-
Exercised	19,048	0.37		0.37	4,309	0.37
Forfeited	-	-	28,571	0.37	57,551	0.37
Options outstanding	368,641	0.70	357,689	0.37	386,260	0.37
Options exercisable	338,641	0.45	350,131	0.37	342,757	0.37
Share-based payment expenses	$17		$47	-	$174	-

Schedule of RSUs to Services Providers and Advisers Outstanding

The RSUs to services providers and advisers outstanding as of December 31, 2024, 2023 and 2022 were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	Number of RSUs	Number of RSUs	Number of RSUs
Outstanding at beginning of year	7,433	18,266	10,000
Granted	-	-	22,500
Vested	7,433	10,833	14,234
RSUs outstanding	-	7,433	18,266
RSU’s Vested	32,500	25,067	14,234
Share-based payment expenses	$1	$9	$33

The RSUs to employees and directors outstanding as of December 31, 2024, 2023 and 2022 were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	Number of RSUs	Number of RSUs	Number of RSUs
Outstanding at beginning of year	445,140	1,727,842	2,002,587
Granted	2,687,000	-	1,016,854
Forfeited	25,836	67,087	65,626
Vested	587,508	1,215,615	1,225,973
RSUs outstanding	2,518,796	445,140	1,727,842
RSU’s Vested	3,684,697	3,097,189	1,881,574
Share-based payment expenses	$1,683	$1,352	$4,618